GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Goodwill
At March 31, 2018 and December 31, 2017, we had goodwill balances recorded at ITCTransmission, METC and ITC Midwest of $173 million, $454 million and $323 million, respectively, which resulted from the ITCTransmission and METC acquisitions and ITC Midwest’s acquisition of the IP&L transmission assets, respectively.
Intangible Assets
We have recorded intangible assets as a result of the METC acquisition in 2006. The carrying value of these assets was $25 million and $26 million (net of accumulated amortization of $34 million and $33 million) as of March 31, 2018 and December 31, 2017, respectively.
We have also recorded intangible assets for payments made by and obligations of ITC Great Plains to certain TOs to acquire rights, which are required under the SPP tariff to designate ITC Great Plains to build, own and operate projects within the SPP region, including two regional cost sharing projects in Kansas. The carrying amount of these intangible assets was $14 million (net of accumulated amortization of $2 million) at both March 31, 2018 and December 31, 2017.
We have recorded $1 million of other intangible assets at both March 31, 2018 and December 31, 2017.
During each of the three month periods ended March 31, 2018 and 2017, we recognized $1 million of amortization expense of our intangible assets. For each of the next five years, we expect the annual amortization of our intangible assets, that have been recorded as of March 31, 2018, to be $3 million per year.

GOODWILL AND INTANGIBLE ASSETS
Goodwill
At December 31, 2017 and 2016, we had goodwill balances recorded at ITCTransmission, METC and ITC Midwest of $173 million, $454 million and $323 million, respectively, which resulted from the ITCTransmission and METC acquisitions and ITC Midwest’s acquisition of the IP&L transmission assets, respectively.
Intangible Assets
Pursuant to the METC acquisition in October 2006, we have identified intangible assets with finite lives derived from the portion of regulatory assets recorded on METC’s historical FERC financial statements that were not recorded on METC’s historical GAAP financial statements associated with the METC Regulatory Deferrals and the METC ADIT Deferral as described in Note 6. The carrying amounts of the intangible asset for the METC Regulatory Deferrals and the METC ADIT Deferral were $18 million and $8 million, respectively, as of December 31, 2017, and $20 million and $8 million, respectively, as of December 31, 2016. The amortization periods for the METC Regulatory Deferrals and the METC ADIT Deferral are 20 years and 18 years, respectively, beginning January 1, 2007. METC earns an equity return on the remaining unamortized balance of both intangible assets and recovers the amortization expense through METC’s cost-based formula rate template.
ITC Great Plains has recorded intangible assets for payments made by and obligations of ITC Great Plains to certain TOs to acquire rights, which are required under the SPP tariff to designate ITC Great Plains to build, own and operate projects within the SPP region, including three regional cost sharing projects in Kansas. The carrying amount of these intangible assets was $14 million and $15 million (net of accumulated amortization of $2 million and $1 million, respectively) as of December 31, 2017 and 2016, respectively. The amortization period for these intangible assets is 50 years.
We recorded $1 million of other intangible assets as of December 31, 2017. There were no other intangible assets recorded as of December 31, 2016.
During each of the years ended December 31, 2017, 2016 and 2015, we recognized $3 million of amortization expense of our intangible assets. We expect the annual amortization of our intangible assets that have been recorded as of December 31, 2017 to be as follows:

(In millions)
2018	$3
2019	3
2020	3
2021	3
2022	3
2023 and thereafter	25
Total	$40